Reserve for Warrants (Details) - Schedule of information of warrants outstanding	12 Months Ended
Jun. 30, 2022 $ / shares shares
Reserve for Warrants (Details) - Schedule of information of warrants outstanding [Line Items]
Number of warrants outstanding | shares	821,106
Exercise price | $ / shares	$ 3.93
Weighted average remaining contractual life	2 years 25 days
November 23, 2023 [Member]
Reserve for Warrants (Details) - Schedule of information of warrants outstanding [Line Items]
Number of warrants outstanding | shares	32,000
Exercise price | $ / shares	$ 1.25
Weighted average remaining contractual life	1 year 4 months 24 days
November 23, 2023 One [Member]
Reserve for Warrants (Details) - Schedule of information of warrants outstanding [Line Items]
Number of warrants outstanding | shares	533,679
Exercise price | $ / shares	$ 1.5
Weighted average remaining contractual life	1 year 4 months 24 days
November 23, 2023 Two [Member]
Reserve for Warrants (Details) - Schedule of information of warrants outstanding [Line Items]
Number of warrants outstanding | shares	71,427
Exercise price | $ / shares	$ 2.25
Weighted average remaining contractual life	1 year 4 months 24 days
November 23, 2023 Three [Member]
Reserve for Warrants (Details) - Schedule of information of warrants outstanding [Line Items]
Number of warrants outstanding | shares	184,000
Exercise price | $ / shares	$ 9.375
Weighted average remaining contractual life	1 year 4 months 24 days